LEASES - Other information related to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating cash payments for operating leases	¥ 961,747	¥ 847,908	¥ 796,541
Financing cash payments for finance leases	211,604	102,646	210,902
Operating cash payments for finance leases	¥ 117,906	¥ 93,264	¥ 90,679